Shareholders' capital - Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common Shares Rollforward
Beginning balance (in shares)	431,765,935	274,087,018
Public offering and subscription receipts (in shares)	50,041,624	43,470,000
Conversion of convertible debentures (in shares)	56,926	108,370,081
Dividend reinvestment plan (in shares)	5,880,843	3,905,848
Exercise of share-based awards	1,106,105	1,932,988
Ending balance (in shares)	488,851,433	431,765,935